Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets Held For Sale [Abstract]
Disposal Group comprised Assets and Liabilities

As at December 31, 2020, this disposal group comprised the following assets and liabilities.

Property, plant and equipment	1,620
Intangible assets	9
Inventories	971
Trade receivable	1,304
Other financial assets	65
Total assets held for sale	3,969

Long-term borrowing	344
Employees’ leaving entitlement	408
Trade payables and other financial liabilities	2,634
Total liabilities held for sale	3,386

Summary of Carrying Amounts of Derecognized Assets and Liabilities

The carrying amounts of the derecognized assets and liabilities of IMPE S.p.A. as at the date of loss of control were the following:

Property, plant and equipment	1,614
Intangible assets	—
Inventories	644
Trade receivable	—
Other receivable	26
Cash and cash equivalent	1,313
Total assets	3,597
Share capital	(1,000)
Reserves	(2,272)
Retained earnings	329
Profit (loss) as of February 28, 2021	(233)
Equity	(3,176)
Employees’ leaving entitlement	(410)
Deferred income	(11)
Total liabilities	(421)
Total equity and liabilities	(3,597)

Details of Net Cash Flows Deriving from Transaction

Details of the net cash flows deriving from this transaction are as follows:

Consideration agreed for the disposal of 100% stake in IMPE S.p.A.	8,202
Cash and Cash equivalents as at the date of disposal of IMPE S.p.A.	(1,313)
Portion of consideration not cashed as at December 31, 2021	(1,374)
Net cash for the cash flows statement as at December 31, 2021	5,515